Reserve for Life-Contingent Contract Benefits and Contractholder Funds - Reserve for life-contingent contract benefits (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Key assumptions generally used in calculating the reserve for life-contingent contract benefits:
Total reserve for life-contingent contract benefits	$ 2,698,383	$ 2,411,809
Structured settlement annuities
Key assumptions generally used in calculating the reserve for life-contingent contract benefits:
Total reserve for life-contingent contract benefits	2,347,415	2,051,363
Other immediate fixed annuities
Key assumptions generally used in calculating the reserve for life-contingent contract benefits:
Total reserve for life-contingent contract benefits	58,832	61,039
Traditional life insurance
Key assumptions generally used in calculating the reserve for life-contingent contract benefits:
Total reserve for life-contingent contract benefits	273,067	265,971
Accident and health insurance
Key assumptions generally used in calculating the reserve for life-contingent contract benefits:
Total reserve for life-contingent contract benefits	18,218	32,261
Other
Key assumptions generally used in calculating the reserve for life-contingent contract benefits:
Total reserve for life-contingent contract benefits	$ 851	$ 1,175